Consolidated Statement Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit for the period	$ 1,722	$ 6,575	$ 2,036
Items that may be reclassified to the income statement in subsequent periods:
Gains/(losses) on cash flow hedges	459	(1,097)	(390)
Losses on cash flow hedges reclassified to the income statement	299	847	66
Tax recognised within other comprehensive income	(84)	64	(5)
Exchange fluctuations on translation of foreign operations taken to equity	(1)	3
Items that will not be reclassified to the income statement in subsequent periods:
Remeasurement gains on defined benefit plan	14	34	13
Net (loss)/gain on financial instruments at fair value through other comprehensive income	(32)	2
Other comprehensive income/(loss) for the period, net of tax	655	(147)	(316)
Total comprehensive income for the period	2,377	6,428	1,720
Total comprehensive income attributable to:
Equity holders of the parent	2,315	6,351	1,667
Non-controlling interest	62	77	53
Total comprehensive income for the period	$ 2,377	$ 6,428	$ 1,720